Other Assets - Schedule of Other Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Intangible assets and deferred costs, net	$ 63,584	$ 47,334
Prepayment of land leased from ILA	12,560	12,790
Right-of-use (ROU) assets	$ 3,872	$ 5,422
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Other	$ 2,117	$ 157
Severance pay fund	1,014	1,190
Other assets	$ 83,147	$ 66,893